Accounts Payable and Accrued Liabilities Disclosure [Text Block]	12 Months Ended
Dec. 31, 2013
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

16. Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities were as follows.

December 31, ($ in millions)	2013	2012
Employee compensation and benefits	$437	$494
Accounts payable	414	565
Fair value of derivative contracts in payable position (a)	317	2,468
Reserves for insurance losses and loss adjustment expenses	275	341
Collateral received from counterparties	159	941
Deferred revenue	122	97
Accrual related to ResCap Bankruptcy and deconsolidation (b)	—	750
Other liabilities (c)	673	929

Total accrued expenses and other liabilities	$2,397	$6,585

(a)	For additional information on derivative instruments and hedging activities, refer to Note 21.

(b)	Refer to Note 1 for more information regarding the Debtors’ bankruptcy.

(c)	Includes $150 million and $0 accrual for insurance proceeds to be contributed to the ResCap estate at December 31, 2013 and December 31, 2012, respectively. Refer to Note 1 for more information regarding the Debtors’ bankruptcy.